Offerings	Nov. 12, 2024 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	First Preferred Shares
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Second Preferred Shares
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01531%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 2,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 306,200
Offering Note
(1)
There are being registered under the registration statement to which this exhibit pertains (the “Registration Statement”) such indeterminate number of common shares, first preferred shares, second preferred shares, debt securities, warrants, subscription receipts and units of Cameco Corporation (the “Registrant”), including an indeterminate number of securities that may be issued upon the exercise, settlement, exchange or conversion of securities offered hereunder, as together shall have an aggregate initial offering price not to exceed $2,000,000,000 USD (or its equivalent in any other currency used to denominate the securities). The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection wit
h th
e sale of the securities under the Registration Statement. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities.

(2)
If any debt securities are issued at an original issue discount, the offering price of such debt securities shall be in such greater principal amount at maturity as shall result in an aggregate offering price not to exceed $2,000,000,000 USD, less the aggregate dollar amount
of all securities previously issued under the Registration Statement.

(3)	Each unit will represent an interest in two or more other securities registered under the Registration Statement, which may or may not be separable from one another.